Quarterly Holdings Report
for
Fidelity Freedom® Retirement Fund
December 31, 2025
FRI-NPRT3-0226
1.811331.121
Bond Funds - 63.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	48,588,165	478,107,540
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	140,599	1,065,743
Fidelity Series Emerging Markets Debt Fund (b)	1,502,174	12,813,547
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	380,111	3,626,256
Fidelity Series Floating Rate High Income Fund (b)	193,906	1,706,373
Fidelity Series High Income Fund (b)	1,434,924	12,785,175
Fidelity Series International Credit Fund (b)	327,258	2,765,328
Fidelity Series International Developed Markets Bond Index Fund (b)	12,942,186	109,749,738
Fidelity Series Investment Grade Bond Fund (b)	80,367,443	818,944,245
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,038,003	59,494,835
Fidelity Series Real Estate Income Fund (b)	226,318	2,288,076
TOTAL BOND FUNDS (Cost $1,578,864,511)		1,503,346,856

Domestic Equity Funds - 14.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	831,155	11,569,681
Fidelity Series Blue Chip Growth Fund (b)	1,399,715	32,165,458
Fidelity Series Commodity Strategy Fund (b)	313,109	30,293,299
Fidelity Series Growth Company Fund (b)	2,115,268	57,662,196
Fidelity Series Intrinsic Opportunities Fund (b)	692,064	7,356,636
Fidelity Series Large Cap Stock Fund (b)	2,146,844	57,320,740
Fidelity Series Large Cap Value Index Fund (b)	931,131	16,974,515
Fidelity Series Opportunistic Insights Fund (b)	1,346,554	34,350,584
Fidelity Series Small Cap Core Fund (b)	122,838	1,660,770
Fidelity Series Small Cap Discovery Fund (b)	432,839	4,756,904
Fidelity Series Small Cap Opportunities Fund (b)	667,244	10,822,691
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,621,658	38,066,477
Fidelity Series Value Discovery Fund (b)	2,032,982	34,621,686
TOTAL DOMESTIC EQUITY FUNDS (Cost $222,225,449)		337,621,637

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,467,086	28,974,952
Fidelity Series Emerging Markets Fund (b)	1,567,904	18,407,196
Fidelity Series Emerging Markets Opportunities Fund (b)	3,048,460	75,144,537
Fidelity Series International Growth Fund (b)	2,359,345	45,087,082
Fidelity Series International Small Cap Fund (b)	1,535,998	27,479,009
Fidelity Series International Value Fund (b)	2,931,524	45,731,775
Fidelity Series Overseas Fund (b)	3,022,519	45,126,210
Fidelity Series Select International Small Cap Fund (b)	133,805	1,849,190
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $178,472,978)		287,799,951

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $43,483,313)	4,379,178	44,098,323

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,170,000	3,163,742
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	2,480,000	2,473,451
US Treasury Bills 0% 3/19/2026 (d)	3.56	250,000	248,139
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,883,820)			5,885,332

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,006,123	4,006,924
Fidelity Series Government Money Market Fund (b)(f)	3.84	172,592,390	172,592,390
TOTAL MONEY MARKET FUNDS (Cost $176,599,355)			176,599,314

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,205,529,426)	2,355,351,413
NET OTHER ASSETS (LIABILITIES) - 0.0%	(843,161)
NET ASSETS - 100.0%	2,354,508,252

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	31	3/2026	4,498,255	4,746

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	891	3/2026	102,256,172	(586,680)
CBOT US Treasury Long Bond Contracts (United States)	153	3/2026	17,628,469	(205,838)

TOTAL INTEREST RATE CONTRACTS				(792,518)

TOTAL LONG				(787,772)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	73	3/2026	9,117,700	175,059
CME E-Mini S&P 500 Index Contracts (United States)	120	3/2026	41,355,000	26,827
ICE MSCI Emerging Markets Index Contracts (United States)	26	3/2026	1,834,820	324

TOTAL SHORT				202,210

TOTAL FUTURES CONTRACTS				(585,562)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,885,332.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,093,311	38,890,100	44,976,488	156,851	42	(41)	4,006,924	4,006,123	0.0%
Total	10,093,311	38,890,100	44,976,488	156,851	42	(41)	4,006,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	470,721,777	58,729,216	46,003,370	18,834,285	23,350	(5,363,433)	478,107,540	48,588,165
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,150,114	74,463	134,902	47,070	(17,370)	(6,562)	1,065,743	140,599
Fidelity Series All-Sector Equity Fund	9,023,682	2,711,198	1,898,935	617,630	43,348	1,690,388	11,569,681	831,155
Fidelity Series Blue Chip Growth Fund	26,118,099	5,894,764	7,648,179	1,120,019	648,166	7,152,608	32,165,458	1,399,715
Fidelity Series Canada Fund	14,326,520	12,964,296	2,188,154	588,537	224,854	3,647,436	28,974,952	1,467,086
Fidelity Series Commodity Strategy Fund	4,725,193	25,963,045	741,308	272,901	41,339	305,030	30,293,299	313,109
Fidelity Series Emerging Markets Debt Fund	12,383,122	840,702	1,267,587	589,959	(36,626)	893,936	12,813,547	1,502,174
Fidelity Series Emerging Markets Debt Local Currency Fund	3,814,285	302,117	769,544	238,129	(30,806)	310,204	3,626,256	380,111
Fidelity Series Emerging Markets Fund	18,791,657	1,045,229	6,330,856	458,645	1,273,758	3,627,408	18,407,196	1,567,904
Fidelity Series Emerging Markets Opportunities Fund	74,962,242	6,066,377	25,743,631	1,933,703	6,763,877	13,095,672	75,144,537	3,048,460
Fidelity Series Floating Rate High Income Fund	1,786,996	151,049	223,754	105,463	(10,955)	3,037	1,706,373	193,906
Fidelity Series Government Money Market Fund	188,393,098	19,760,942	35,561,650	5,989,342	-	-	172,592,390	172,592,390
Fidelity Series Growth Company Fund	47,520,601	11,781,393	14,266,376	5,400,817	367,844	12,258,734	57,662,196	2,115,268
Fidelity Series High Income Fund	12,553,548	955,100	1,249,682	708,881	(58,777)	584,986	12,785,175	1,434,924
Fidelity Series International Credit Fund	2,655,368	123,945	33,732	123,944	1,820	17,927	2,765,328	327,258
Fidelity Series International Developed Markets Bond Index Fund	111,553,659	10,703,689	10,927,055	4,338,878	(474,957)	(1,105,598)	109,749,738	12,942,186
Fidelity Series International Growth Fund	36,415,798	11,783,241	6,080,273	3,421,555	605,517	2,362,799	45,087,082	2,359,345
Fidelity Series International Small Cap Fund	31,129,898	4,226,073	10,813,083	3,756,613	2,334,024	602,097	27,479,009	1,535,998
Fidelity Series International Value Fund	40,410,528	10,587,057	11,261,435	4,428,359	3,087,484	2,908,141	45,731,775	2,931,524
Fidelity Series Intrinsic Opportunities Fund	6,846,018	1,674,331	1,329,922	763,661	(37,294)	203,503	7,356,636	692,064
Fidelity Series Investment Grade Bond Fund	895,385,642	63,514,630	150,858,703	28,473,291	(7,474,100)	18,376,776	818,944,245	80,367,443
Fidelity Series Large Cap Stock Fund	46,826,582	15,153,331	12,900,285	5,060,359	1,051,532	7,189,580	57,320,740	2,146,844
Fidelity Series Large Cap Value Index Fund	14,004,595	3,797,765	2,158,314	568,611	77,147	1,253,322	16,974,515	931,131
Fidelity Series Long-Term Treasury Bond Index Fund	74,893,589	6,566,658	20,356,614	2,067,207	(5,836,256)	4,227,458	59,494,835	11,038,003
Fidelity Series Opportunistic Insights Fund	28,281,546	11,133,370	7,756,094	4,774,938	529,424	2,162,338	34,350,584	1,346,554
Fidelity Series Overseas Fund	37,882,188	10,762,045	5,230,457	3,606,942	679,808	1,032,626	45,126,210	3,022,519
Fidelity Series Real Estate Income Fund	2,328,554	159,001	230,832	113,373	2,883	28,470	2,288,076	226,318
Fidelity Series Select International Small Cap Fund	426,725	1,390,451	283,027	55,146	26,029	289,012	1,849,190	133,805
Fidelity Series Short-Term Credit Fund	45,948,356	2,520,917	4,508,760	1,627,897	27,553	110,257	44,098,323	4,379,178
Fidelity Series Small Cap Core Fund	1,433,405	141,005	240,955	13,532	(17,699)	345,014	1,660,770	122,838
Fidelity Series Small Cap Discovery Fund	4,313,157	895,381	725,850	458,901	(53,947)	328,163	4,756,904	432,839
Fidelity Series Small Cap Opportunities Fund	9,466,870	1,384,133	1,890,906	461,393	88,340	1,774,254	10,822,691	667,244
Fidelity Series Stock Selector Large Cap Value Fund	31,492,876	10,233,672	5,639,024	2,717,690	49,455	1,929,498	38,066,477	2,621,658
Fidelity Series Value Discovery Fund	29,095,703	8,429,093	5,342,016	1,884,665	67,522	2,371,384	34,621,686	2,032,982
	2,337,061,991	322,419,679	402,595,265	105,622,336	3,966,287	84,606,465	2,345,459,157

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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